Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Sustainable U.S. Equity ETF - Fidelity Sustainable U.S. Equity ETF	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	193
5 years	338
10 years	$ 760